K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111-2950 T 617.261.3100 WWW.klgates.com

August 22, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Form N-14 for the Reorganization of Salient MLP & Energy Infrastructure Fund (the “Acquired Fund”) into Salient Midstream & MLP Fund (the “Acquiring Fund”)

Ladies and Gentlemen:

On behalf of Salient Midstream & MLP Fund (the “Acquiring Fund”), transmitted herewith for filing is the Registration Statement on Form N-14 (the “Registration Statement”) with respect to the above-captioned reorganization. At a shareholder meeting, Acquired Fund shareholders will consider a proposal to approve an Agreement and Plan of Reorganization providing for the reorganization of the Acquired Fund into the Acquiring Fund and Acquiring Fund shareholders will consider proposals to approve the issuance of additional common shares of the Acquiring Fund.

The Registration Statement includes the following: (a) Letter to Shareholders; (b) Questions and Answers to Shareholders of the Acquiring Fund and the Acquired Fund; (c) Notice of Joint Special Meeting of the Acquiring Fund and the Acquired Fund; (d) Joint Proxy Statement/Prospectus for the Acquiring Fund and the Acquired Fund; and (e) Statement of Additional Information regarding the proposed reorganization of the Acquired Fund into the Acquiring Fund.

This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Acquiring Fund.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact George Zornada at (617) 261-3231 or me at (617) 951-9209.

Sincerely,

/s/ Pablo J. Man
Pablo J. Man